MINERAL PROPERTY, PLANT, AND EQUIPMENT - Disclosure of detailed information about exploration and evaluation expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation expenditures	$ 48,170	$ 38,068
Las Chispas Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation expenditures	47,504	37,895
Las Chispas Property [Member] | Assays [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation expenditures	1,373	2,142
Las Chispas Property [Member] | Decline construction and underground workings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation expenditures	15,289	8,558
Las Chispas Property [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation expenditures	265	94
Las Chispas Property [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation expenditures	16,353	18,108
Las Chispas Property [Member] | Field and administrative costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation expenditures	4,223	2,323
Las Chispas Property [Member] | Salaries and remuneration [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation expenditures	4,966	2,611
Las Chispas Property [Member] | Share-based compensation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation expenditures	1,260	1,777
Las Chispas Property [Member] | Technical Consulting Services And Studies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation expenditures	3,775	2,282
Other exploration properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation expenditures	$ 666	$ 173